Basis of Preparation - Additional Information (Detail) - $ / $	Dec. 31, 2020	Mar. 05, 2020
Disclosure of Detailed Information About Investment Property [line items]
Exchange rate	19.8920
Increase decrease in foreign currency exchange rate	7.00%
Foreign Currency Exchange | Forecast
Disclosure of Detailed Information About Investment Property [line items]
Exchange rate		21.2770